DERIVATIVE FINANCIAL INSTRUMENTS - Expense (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
DERIVATIVE FINANCIAL INSTRUMENTS
Expense generated by derivative financial instruments	$ 180,102	$ 971,521